Related Party Transactions - Founder Shares (Details)					12 Months Ended
	Jan. 25, 2024 shares	Oct. 17, 2022 USD ($) shares	Mar. 18, 2022 shares	Jan. 26, 2021 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Nov. 30, 2025 USD ($) $ / shares shares	Nov. 30, 2024 USD ($) $ / shares shares	Jul. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares shares	Nov. 13, 2024 shares	Oct. 17, 2024 $ / shares	Feb. 29, 2024 $ / shares	Jan. 11, 2024 $ / shares	Jan. 10, 2024 $ / shares	Dec. 31, 2023 $ / shares
Related Party Transactions
Common shares, par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001
Consideration received from sponsor | $						$ 7,436,308	$ 233,667
Common shares, shares outstanding (in shares)						110,211,574	96,000,040
CIK_0001843477_Spring Valley Acquisition Corp. II
Related Party Transactions
Consideration received from sponsor | $					$ 25,000
Conversion of Class B ordinary shares to Class A ordinary shares not subject to possible redemption (in shares)	7,666,666
Conversion ratio	1
Over-allotment option | CIK_0001843477_Spring Valley Acquisition Corp. II
Related Party Transactions
Issuance of common shares (in shares)		3,000,000
Class A ordinary shares | CIK_0001843477_Spring Valley Acquisition Corp. II
Related Party Transactions
Common shares, par value (in dollars per share) | $ / shares					$ 0.0001				$ 0.0001
Common shares, shares outstanding (in shares)	22,304,432				9,879,945				9,880,095	9,880,095
Conversion ratio	1				1								1	1
Class B ordinary shares | CIK_0001843477_Spring Valley Acquisition Corp. II
Related Party Transactions
Common shares, par value (in dollars per share) | $ / shares					$ 0.0001				$ 0.0001				$ 0.0001	$ 0.0001
Common shares, shares outstanding (in shares)			7,666,667		1				1
Sponsor | CIK_0001843477_Spring Valley Acquisition Corp. II
Related Party Transactions
Recognized stock based compensation expense | $		$ 0			$ 0
Conversion of Class B ordinary shares to Class A ordinary shares not subject to possible redemption (in shares)	7,546,666
Sponsor | Class A ordinary shares | CIK_0001843477_Spring Valley Acquisition Corp. II
Related Party Transactions
Common shares, shares outstanding (in shares)	7,546,666
Sponsor | Class B ordinary shares | CIK_0001843477_Spring Valley Acquisition Corp. II
Related Party Transactions
Percentage of shares allowed for transfer					80.00%
Director | CIK_0001843477_Spring Valley Acquisition Corp. II
Related Party Transactions
Conversion of Class B ordinary shares to Class A ordinary shares not subject to possible redemption (in shares)	120,000
Director | Class A ordinary shares | CIK_0001843477_Spring Valley Acquisition Corp. II
Related Party Transactions
Common shares, shares outstanding (in shares)	120,000
Conversion of Class B ordinary shares to Class A ordinary shares not subject to possible redemption (in shares)	120,000
Founder shares | Class B ordinary shares | CIK_0001843477_Spring Valley Acquisition Corp. II
Related Party Transactions
Shares capitalized for future			1,916,667
Shares subject to forfeiture			1,000,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			25.00%
Restrictions on transfer period of time after business combination completion					1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares					$ 12
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences					120 days
Founder shares | Class B ordinary shares | Over-allotment option | CIK_0001843477_Spring Valley Acquisition Corp. II
Related Party Transactions
Number of shares no longer subject to forfeiture		1,000,000
Founder shares | Sponsor | Class B ordinary shares | CIK_0001843477_Spring Valley Acquisition Corp. II
Related Party Transactions
Issuance of common shares (in shares)				5,750,000	40,000
Common shares, par value (in dollars per share) | $ / shares				$ 0.0001
Consideration received from sponsor | $				$ 25,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders					25.00%
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares					$ 12.5
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					30 days
Shares granted					120,000
Share granted value | $					$ 452,000
Amount granted per share | $ / shares					$ 3.77
Risk-free interest rate					0.30%
Expected term (in years)					3 years 11 months 15 days